Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	£ 1,537
Ending balance, Property, plant and equipment	1,248	£ 1,537
Impairment loss - structural costs	266
Other income	40	4	£ 79
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	3,304	3,349
Additions	182	102
Disposals	(104)	(129)
Exchange and other movements	100	(18)
Ending balance, Property, plant and equipment	3,482	3,304	3,349
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(1,767)	(1,718)
Depreciation charge	(193)	(210)
Impairment charge	(268)	(2)
Disposals	46	116
Exchange and other movements	(52)	47
Ending balance, Property, plant and equipment	(2,234)	(1,767)	(1,718)
Property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	889
Ending balance, Property, plant and equipment	782	889
Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,619	1,635
Additions	85	39
Disposals	(32)	(25)
Exchange and other movements	30	(30)
Ending balance, Property, plant and equipment	1,702	1,619	1,635
Property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(730)	(697)
Depreciation charge	(70)	(72)
Impairment charge	(108)	0
Disposals	27	22
Exchange and other movements	(39)	17
Ending balance, Property, plant and equipment	(920)	(730)	(697)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	166
Ending balance, Property, plant and equipment	181	166
Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	987	1,080
Additions	70	35
Disposals	(12)	(97)
Exchange and other movements	13	(31)
Ending balance, Property, plant and equipment	1,058	987	1,080
Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(821)	(875)
Depreciation charge	(55)	(61)
Impairment charge	0	0
Disposals	10	93
Exchange and other movements	(11)	22
Ending balance, Property, plant and equipment	(877)	(821)	(875)
Investment property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	10
Ending balance, Property, plant and equipment	7	10
Other income	6	8
Investment property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	10	13
Additions	0	0
Disposals	(2)	(1)
Exchange and other movements	(1)	(2)
Ending balance, Property, plant and equipment	7	10	13
Investment property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	0	0
Depreciation charge	0	0
Impairment charge	0	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	0	0	0
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	472
Ending balance, Property, plant and equipment	278	472
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	688	621
Additions	27	28
Disposals	(58)	(6)
Exchange and other movements	58	45
Ending balance, Property, plant and equipment	715	688	621
Right of use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(216)	(146)
Depreciation charge	(68)	(77)
Impairment charge	(160)	(2)
Disposals	9	1
Exchange and other movements	(2)	8
Ending balance, Property, plant and equipment	£ (437)	£ (216)	£ (146)